UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

     QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-4946

THOMPSON PLUMB FUNDS, INC.
(Exact name of registrant as specified in charter)

1200 John Q. Hammons Drive
Madison, WI 53717
(Address of principal executive offices)--(Zip code)

John W. Thompson, President & CEO
Thompson Plumb Funds, Inc.
1200 John Q. Hammons Drive
Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Fredrick G. Lautz, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2009

Date of reporting period: February 28, 2009

       Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

       A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%

Consumer Discretionary - 14.5%
Media - 10.2%
CBS Corp. Class B	204,800	$874,496
Lions Gate Entertainment Corp. (a)	111,000	561,660
The McGraw-Hill Cos.	82,850	1,634,631
The Walt Disney Co.	58,850	986,915
Time Warner Inc.	506,450	3,864,213
Viacom, Inc. Class B (a)	145,975	2,246,555
		10,168,470
Multiline Retail - 1.9%
Kohl's Corp. (a)	31,000	1,089,340
Target Corp.	30,300	857,793
		1,947,133
Specialty Retail - 2.1%
Abercrombie & Fitch Co. Class A	20,300	446,397
Bed Bath & Beyond Inc. (a)	59,900	1,275,870
Office Depot, Inc. (a)	376,150	394,958
		2,117,225
Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands, Inc. (a)	40,000	280,000

Consumer Staples - 19.5%
Beverages - 5.7%
PepsiCo, Inc.	44,250	2,130,195
The Coca-Cola Co.	88,350	3,609,097
		5,739,292
Food & Staples Retailing - 11.0%
Sysco Corp.	201,350	4,329,025
Walgreen Co.	159,000	3,793,740
Wal-Mart Stores, Inc.	57,900	2,850,996
		10,973,761
Household Products - 2.2%
The Procter & Gamble Co.	45,250	2,179,692

Personal Products - 0.6%
Bare Escentuals, Inc. (a)	185,700	586,812

Energy - 9.2%
Energy Equipment & Services - 1.0%
Schlumberger Ltd.	27,400	1,042,844

Oil, Gas & Consumable Fuels - 8.2%
BP plc ADR	61,700	2,366,812
Chevron Corp.	9,600	582,816
ConocoPhillips	37,200	1,389,420
Devon Energy Corp.	16,000	698,720
Exxon Mobil Corp.	22,000	1,493,800
Hess Corp.	19,000	1,039,110
Murphy Oil Corp.	15,000	627,150
		8,197,828

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6% (Continued)

Financials - 10.9%
Capital Markets - 6.2%
Bank of New York Mellon Corp.	55,300	$1,226,001
Eaton Vance Corp.	54,000	934,200
Morgan Stanley	60,700	1,186,078
State Street Corp.	85,925	2,171,325
T. Rowe Price Group Inc.	29,000	659,460
		6,177,064
Commercial Banks - 0.6%
Associated Banc-Corp	10,000	144,600
PNC Financial Services Group, Inc.	17,298	472,927
		617,527
Consumer Finance - 0.9%
American Express Co.	9,100	109,746
Discover Financial Services	90,000	515,700
SLM Corp. (a)	62,500	287,500
		912,946
Diversified Financial Services - 2.3%
CIT Group, Inc.	472,300	1,157,135
JPMorgan Chase & Co.	51,000	1,165,350
		2,322,485
Insurance - 0.9%
Aflac, Inc.	6,000	100,560
Berkshire Hathaway Inc. Class B (a)	270	692,280
Torchmark Corp.	5,000	103,000
		895,840
Health Care - 14.3%
Biotechnology - 1.5%
Amgen Inc. (a)	30,200	1,477,686

Health Care Equipment & Supplies - 3.7%
Boston Scientific Corp. (a)	26,550	186,381
Medtronic, Inc.	61,750	1,827,182
ResMed Inc. (a)	7,100	261,848
St. Jude Medical, Inc. (a)	8,000	265,280
TomoTherapy Inc. (a)	391,950	948,519
Zimmer Holdings, Inc. (a)	5,000	175,100
		3,664,310
Health Care Providers & Services - 5.0%
Cardinal Health, Inc.	97,350	3,159,007
Henry Schein, Inc. (a)	10,000	366,800
Patterson Cos., Inc. (a)	80,300	1,451,021
		4,976,828
Health Care Technology - 2.5%
IMS Health Inc.	200,200	2,506,504

Life Sciences Tools & Services - 0.3%
Waters Corp. (a)	10,000	352,200

Pharmaceuticals - 1.3%
Johnson & Johnson	26,000	1,300,000

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6% (Continued)

Industrials - 6.1%
Aerospace & Defense - 1.0%
The Boeing Co.	33,200	$1,043,808

Air Freight & Logistics - 0.2%
FedEx Corp.	4,600	198,766

Commercial Services & Supplies - 2.4%
Cintas Corp.	100,500	2,039,145
EnergySolutions	50,000	322,500
		2,361,645
Industrial Conglomerates - 2.5%
General Electric Co.	208,950	1,778,165
3M Co.	16,000	727,360
		2,505,525
Information Technology - 24.7%
Communications Equipment - 3.6%
Cisco Systems, Inc. (a)	195,315	2,845,740
JDS Uniphase Corp. (a)	270,000	745,200
		3,590,940
Computers & Peripherals - 1.3%
EMC Corp. (a)	125,200	1,314,600

Electronic Equipment, Instruments & Components - 0.5%
Flextronics International Ltd. (a)	250,070	515,144

Internet Software & Services - 2.5%
eBay Inc. (a)	234,255	2,546,352

IT Services - 2.8%
Fiserv, Inc. (a)	29,910	975,664
Heartland Payment Systems, Inc.	95,000	523,450
Visa Inc. Class A	18,400	1,043,464
Western Union Co.	19,100	213,156
		2,755,734
Semiconductors & Semiconductor Equipment - 8.8%
Altera Corp.	65,850	1,009,481
Intel Corp.	280,040	3,567,710
Linear Technology Corp.	15,000	316,500
Maxim Integrated Products, Inc.	226,280	2,737,988
Xilinx, Inc.	68,825	1,216,826
		8,848,505
Software - 5.2%
Activision Blizzard, Inc. (a)	30,000	300,900
Adobe Systems Inc. (a)	56,300	940,210
Electronic Arts Inc. (a)	35,000	570,850
Microsoft Corp.	186,176	3,006,742
Oracle Corp. (a)	26,190	406,993
		5,225,695
Telecommunication Services - 0.4%
Wireless Telecommunication Services - 0.4%
Vodafone Group plc ADR	20,000	355,000

TOTAL COMMON STOCKS (COST $157,299,746)		99,698,161

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2009 (Unaudited)

	Shares or
	Principal
	Amount	Value
WARRANTS - 0.0%

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Krispy Kreme Doughnuts Inc., issued 3/2/2007,
exercise price $12.21, expires 3/2/2012 (a) (b)	1,335	$13

TOTAL WARRANTS (COST $0)		13

SHORT-TERM INVESTMENTS - 0.0%

Variable-Rate Demand Notes - 0.0%
Corporate Central Credit Union, 0.147%	$649	649

Total Variable-Rate Demand Notes		649

TOTAL SHORT-TERM INVESTMENTS (COST $649)		649

TOTAL INVESTMENTS - 99.6% (COST $157,300,395)		99,698,823

NET OTHER ASSETS AND LIABILITIES - 0.4%		445,064

NET ASSETS - 100.0%		$100,143,887

(a) Non-income producing security.
(b) Security is fair valued.

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2009 (Unaudited)

SECURITY VALUATION - Each Fund’s investments are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices) or, where market quotations are not readily available or are unreliable, at fair value as determined in good faith pursuant to procedures established by the Funds’ Board of Directors (the “Funds’ Board”). Market quotations for the common stocks in which the Funds invest are nearly always readily available; however, market quotations for debt securities are often not readily available. Fair values of debt securities are typically based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Debt securities with remaining maturities of 60 days or less are valued at amortized cost basis.

When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Pricing Policies and Procedures adopted by the Funds’ Board, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. Investments whose values are based on quoted market prices in active markets, and are therefore classified within level-1, include active listed equities and certain U.S. government obligations.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level-2. These include certain U.S. government obligations, most government agency securities, investment-grade corporate bonds, and less liquid listed equities. As level-2 investments include positions that are not traded in active markets valuations may be adjusted to reflect illiquidity.

Investments classified within level-3 have significant unobservable inputs, as they trade infrequently or not at all. Level-3 instruments include private placement and less liquid corporate debt securities. When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach, the income approach or, the cost approach) for which sufficient and reliable data is available. Within level-3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Fund in estimating the value of level-3 investments include the original transaction price and recent transactions in the same or similar instruments.

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2009 (Unaudited)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2009:

Investments in Securities
Valuation Inputs
Level 1 – Quoted prices	$99,698,161
Level 2 – Other significant observable inputs	662
Level 3 – Significant unobservable inputs	-
Total	$99,698,823

At February 28, 2009, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$161,802,143
Unrealized appreciation	$1,061,414
Unrealized depreciation	$(63,164,734)
Net unrealized appreciation (depreciation)	$(62,103,320)

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%

Consumer Discretionary - 17.3%
Hotels, Restaurants & Leisure - 1.4%
Darden Restaurants, Inc.	1,291	$35,038

Media - 3.9%
CBS Corp. Class B	4,965	21,201
Lions Gate Entertainment Corp. (a)	11,051	55,918
Viacom, Inc. Class B (a)	1,205	18,545
		95,664
Multiline Retail - 2.3%
Nordstrom, Inc.	4,233	57,019

Specialty Retail - 5.2%
Abercrombie & Fitch Co. Class A	2,468	54,271
Bed Bath & Beyond Inc. (a)	1,760	37,488
Jos. A. Bank Clothiers, Inc. (a)	1,037	23,436
Office Depot, Inc. (a)	12,029	12,630
		127,825
Textiles, Apparel & Luxury Goods - 4.5%
Coach, Inc. (a)	3,688	51,558
Hanesbrands, Inc. (a)	8,453	59,171
		110,729
Consumer Staples - 5.7%
Food & Staples Retailing - 0.7%
Sysco Corp.	819	17,608

Food Products - 3.0%
McCormick & Co., Inc.	1,243	38,968
The J. M. Smucker Co.	948	35,190
		74,158
Personal Products - 2.0%
Bare Escentuals, Inc. (a)	15,055	47,574

Energy - 5.7%
Energy Equipment & Services - 1.8%
Patterson-UTI Energy, Inc.	5,025	43,165

Oil, Gas & Consumable Fuels - 3.9%
Murphy Oil Corp.	1,226	51,259
Noble Energy	943	42,944
		94,203

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3% (Continued)

Financials - 18.4%
Capital Markets - 5.4%
Eaton Vance Corp.	2,970	$51,381
Investment Technology Group, Inc. (a)	2,430	47,312
Northern Trust Corp.	450	24,997
State Street Corp.	345	8,718
		132,408
Commercial Banks - 4.4%
Associated Banc-Corp	3,319	47,993
First Horizon National Corp. (a)	3,210	29,436
Marshall & Ilsley Corp.	6,696	30,668
		108,097
Consumer Finance - 2.1%
Discover Financial Services	8,879	50,877

Diversified Financial Services - 0.5%
CIT Group, Inc.	4,672	11,446

Insurance - 6.0%
Cincinnati Financial Corp.	1,505	30,913
Genworth Financial Inc. Class A (a)	2,110	2,553
StanCorp Financial Group, Inc.	1,843	33,156
Torchmark Corp.	2,126	43,796
Unum Group	3,615	36,801
		147,219
Health Care - 13.7%
Health Care Equipment & Supplies - 4.0%
ResMed Inc. (a)	1,288	47,501
TomoTherapy Inc. (a)	10,768	26,059
Zimmer Holdings, Inc. (a)	660	23,113
		96,673
Health Care Providers & Services - 6.3%
Henry Schein, Inc. (a)	1,039	38,110
Lincare Holdings Inc. (a)	776	16,350
McKesson Corp.	595	24,407
MWI Veterinary Supply, Inc. (a)	553	13,947
Patterson Cos., Inc. (a)	2,415	43,639
Virtual Radiologic Corp. (a)	2,835	17,719
		154,172
Health Care Technology - 1.9%
IMS Health Inc.	3,704	46,374

Life Sciences Tools & Services - 1.5%
Waters Corp. (a)	1,029	36,241

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3% (Continued)

Industrials - 9.9%
Aerospace & Defense - 1.3%
Alliant Techsystems Inc. (a)	430	$30,384

Commercial Services & Supplies - 6.6%
Cintas Corp.	2,030	41,189
EnergySolutions	10,535	67,951
Manpower Inc.	1,284	35,798
Pitney Bowes Inc.	891	17,187
		162,125
Trading Companies & Distributors - 2.0%
W.W. Grainger, Inc.	739	48,892

Information Technology - 20.1%
Communications Equipment - 1.9%
JDS Uniphase Corp. (a)	17,126	47,268

Electronic Equipment, Instruments & Components - 3.4%
Celestica Inc. (a)	3,475	10,981
Flextronics International Ltd. (a)	18,667	38,454
Molex Inc. Class A	3,215	33,725
		83,160
Internet Software & Services - 1.3%
Akamai Technologies, Inc. (a)	1,740	31,477

IT Services - 2.2%
Fiserv, Inc. (a)	767	25,020
Heartland Payment Systems, Inc.	3,164	17,434
Paychex, Inc.	542	11,956
		54,410
Semiconductors & Semiconductor Equipment - 8.5%
Altera Corp.	2,185	33,496
Broadcom Corp. Class A (a)	3,060	50,337
Linear Technology Corp.	1,707	37,213
Maxim Integrated Products, Inc.	4,231	51,195
Xilinx, Inc.	1,961	34,670
		206,911
Software - 2.8%
Activision Blizzard, Inc. (a)	1,610	16,148
Electronic Arts Inc. (a)	1,690	27,564
Intuit Inc. (a)	586	13,355
Take-Two Interactive Software, Inc. (a)	1,880	11,637
		68,704
Materials - 6.0%
Chemicals - 6.0%
Airgas, Inc.	1,247	38,395
International Flavors & Fragrances Inc.	1,888	49,673
Nalco Holding Co.	2,978	33,860
The Scotts Miracle-Gro Co. Class A	841	23,489
		145,417

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2009 (Unaudited)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.3% (Continued)

Utilities - 2.5%
Electric Utilities - 0.8%
Pepco Holdings, Inc.	1,238	$18,570

Multi-Utilities - 1.7%
MDU Resources Group, Inc.	1,582	23,951
SCANA Corp.	607	18,289
		42,240

TOTAL COMMON STOCKS (COST $3,785,790)		2,426,048

SHORT-TERM INVESTMENTS - 0.0%

Variable-Rate Demand Notes - 0.0%
Corporate Central Credit Union, 0.147%	$867	867

Total Variable-Rate Demand Notes		867

TOTAL SHORT-TERM INVESTMENTS (COST $867)		867

TOTAL INVESTMENTS - 99.3% (COST $3,786,657)		2,426,915

NET OTHER ASSETS AND LIABILITIES - 0.7%		17,908

NET ASSETS - 100.0%		$2,444,823

(a) Non-income producing security.

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2009 (Unaudited)

SECURITY VALUATION - Each Fund’s investments are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices) or, where market quotations are not readily available or are unreliable, at fair value as determined in good faith pursuant to procedures established by the Funds’ Board of Directors (the “Funds’ Board”). Market quotations for the common stocks in which the Funds invest are nearly always readily available; however, market quotations for debt securities are often not readily available. Fair values of debt securities are typically based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Debt securities with remaining maturities of 60 days or less are valued at amortized cost basis.

When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Pricing Policies and Procedures adopted by the Funds’ Board, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. Investments whose values are based on quoted market prices in active markets, and are therefore classified within level-1, include active listed equities and certain U.S. government obligations.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level-2. These include certain U.S. government obligations, most government agency securities, investment-grade corporate bonds, and less liquid listed equities. As level-2 investments include positions that are not traded in active markets valuations may be adjusted to reflect illiquidity.

Investments classified within level-3 have significant unobservable inputs, as they trade infrequently or not at all. Level-3 instruments include private placement and less liquid corporate debt securities. When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach, the income approach or, the cost approach) for which sufficient and reliable data is available. Within level-3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Fund in estimating the value of level-3 investments include the original transaction price and recent transactions in the same or similar instruments.

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2009 (Unaudited)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2009:

Investments in Securities
Valuation Inputs
Level 1 – Quoted prices	$2,426,048
Level 2 – Other significant observable inputs	867
Level 3 – Significant unobservable inputs	-
Total	$2,426,915

At February 28, 2009, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$4,166,539
Unrealized appreciation	$14,651
Unrealized depreciation	$(1,754,275)
Net unrealized appreciation (depreciation)	$(1,739,624)

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2009 (Unaudited)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 0.1%

Consumer Discretionary - 0.1%
Media - 0.1%
Time Warner Cable, Inc. Class A (a)	2,694	$49,112

TOTAL COMMON STOCKS (COST $110,792)		49,112

BONDS - 97.1%

Corporate Bonds - 89.1%
American Express Company
0.588% due 10/4/2010 (b)	$400,000	363,334
0.747% due 6/12/2017 (b)	1,290,000	792,659

American General Finance
6.000% due 10/15/2014	1,000,000	240,724
6.000% due 12/15/2014	1,000,000	233,933
6.900% due 12/15/2017	1,000,000	397,611

Bear Stearns Co., Inc.
1.540% due 3/10/2014 (b)	270,000	227,102
1.490% due 4/10/2014 (b)	100,000	83,677
7.250% due 2/1/2018	2,000,000	2,074,082
0.000% due 11/29/2019 (b) (d)	205,000	86,100

CIT Group, Inc.
4.350% due 5/15/2009	249,000	239,362
6.000% due 7/15/2009	90,000	84,205
4.400% due 8/15/2009	362,000	331,566
6.250% due 2/15/2010	200,000	167,743
6.500% due 2/15/2010	174,000	146,280
5.200% due 11/3/2010	500,000	378,450
4.750% due 12/15/2010	250,000	189,826
6.000% due 3/15/2013	79,000	42,803
6.150% due 4/15/2013	196,000	105,733
4.900% due 2/15/2015	50,000	22,087
2.290% due 12/14/2016 (b)	868,000	294,686
5.950% due 2/15/2017	100,000	40,064
5.700% due 3/15/2017	400,000	155,658
6.000% due 6/15/2017	50,000	19,592

Continental Corp.
8.375% due 8/15/2012	150,000	130,884

Corning Inc.
6.050% due 6/15/2015	1,000,000	940,655

Discover Financial Services
2.629% due 6/11/2010 (b)	500,000	443,063

EMC Corp., Convertible
1.750% due 12/1/2013	1,000,000	942,500

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2009 (Unaudited)

	Principal
	Amount	Value
BONDS - 97.1% (Continued)

Exelon Generation Co.
6.950% due 6/15/2011	$462,000	$468,833

Fifth Third Bancorp
6.250% due 5/1/2013	500,000	477,369
8.250% due 3/1/2038	2,215,000	1,605,124

First Tennessee Bank
4.500% due 5/15/2013	1,780,000	1,269,507
4.625% due 5/15/2013	500,000	373,538

General Motors Acceptance Corp.
7.000% due 10/15/2011	200,000	80,568
7.250% due 8/15/2012	100,000	32,622
7.000% due 11/15/2012	50,000	14,967
7.100% due 1/15/2013	32,000	10,838
6.000% due 7/15/2013	60,000	18,077
0.000% due 6/15/2015 (d)	1,250,000	143,350
6.350% due 2/15/2016 (c)	75,000	19,732
6.500% due 2/15/2016 (c)	100,000	26,687
6.500% due 9/15/2016 (c)	87,000	21,156
7.250% due 9/15/2017	259,000	63,725

Harley-Davidson Funding
5.250% due 12/15/2012 (f)	1,500,000	1,144,395

Hartford Financial Services
1.190% due 6/15/2010 (b)	500,000	458,900
5.250% due 10/15/2011	250,000	215,903

HSBC Finance Corp.
1.730% due 7/10/2009 (b)	203,000	198,832
5.700% due 7/15/2012	100,000	94,590
2.580% due 9/15/2013 (b)	156,000	115,440
2.430% due 10/10/2013 (b)	131,000	95,630
2.210% due 1/10/2014 (b)	161,000	112,700

Huntington National Bank
6.600% due 6/15/2018	1,788,000	1,146,450

International Lease Finance Corp.
5.000% due 6/15/2010	300,000	217,920

Johnson Controls, Inc.
5.250% due 1/15/2011	1,035,000	948,240

KeyCorp
6.500% due 5/14/2013	2,072,000	2,044,167

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2009 (Unaudited)

	Principal
	Amount	Value
BONDS - 97.1% (Continued)

Lehman Brothers Holdings Inc.
0.000% due 8/17/2015 (b) (e) (g)	$510,000	$27,642
7.530% due 12/7/2016 (b) (g)	150,000	18,375

Macy's Retail Holdings, Inc.
6.300% due 4/1/2009	1,745,000	1,745,237

Manufacturers & Traders Trust Co.
5.585% due 12/28/2020 (b)	1,347,000	975,029

Merrill Lynch & Co.
2.230% due 3/2/2009 (b)	500,000	500,000

Morgan Stanley
3.070% due 6/1/2011 (b)	500,000	461,435
6.000% due 4/28/2015	1,000,000	909,418

National City Corp.
2.091% due 6/16/2010 (b)	1,000,000	932,297
4.900% due 1/15/2015	1,000,000	902,286
4.250% due 7/1/2018	200,000	154,294
6.875% due 5/15/2019	1,000,000	902,768
0.099% due 7/3/2037 (b)	342,000	338,898

Nordstrom, Inc.
6.250% due 1/15/2018	2,000,000	1,627,438

PPL Energy Supply, LLC
6.500% due 5/1/2018	1,000,000	866,142

Principal Life, Inc.
2.950% due 4/1/2016 (b)	50,000	28,318

Schwab Capital Trust
7.500% due 11/15/2037 (b)	2,500,000	1,633,125

Simon Property Group, LP
5.300% due 5/30/2013	1,000,000	871,496
6.100% due 5/1/2016	1,000,000	791,351

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2009 (Unaudited)

	Principal
	Amount	Value
BONDS - 97.1% (Continued)

SLM Corp.
0.804% due 12/15/2009 (b)	$125,000	$118,064
2.550% due 3/15/2012 (b)	100,000	53,268
2.570% due 6/15/2012 (b)	106,000	53,841
2.720% due 6/15/2012 (b)	66,000	33,731
2.720% due 9/15/2012 (b)	65,000	31,643
2.620% due 12/15/2012 (b)	50,000	23,122
3.520% due 9/15/2013 (b)	42,000	17,652
3.220% due 1/1/2014 (b)	591,000	229,793
3.190% due 1/31/2014 (b)	25,000	9,576
2.690% due 4/1/2014 (b)	1,100,000	395,395
2.870% due 4/1/2014 (b)	155,000	56,454
2.770% due 5/1/2014 (b)	100,000	36,417
3.450% due 6/2/2014 (b)	70,000	26,426
2.820% due 12/15/2014 (b)	350,000	131,383
3.020% due 9/15/2015 (b)	85,000	31,969
3.120% due 12/15/2015 (b)	128,000	47,173
3.320% due 5/3/2019 (b)	217,000	56,665
4.000% due 6/15/2021 (c)	79,000	35,204
5.400% due 4/25/2023 (c)	50,000	17,909

Target Corp.
5.375% due 5/1/2017	500,000	477,343

Textron Financial Corp.
6.000% due 11/20/2009	165,000	151,484
4.600% due 5/3/2010	250,000	180,455
5.400% due 4/28/2013	635,000	375,232

Time Warner, Inc.
6.875% due 5/1/2012	170,000	171,360

Transamerica Financial Corp.
0.000% due 9/1/2012 (d)	100,000	69,633

Tyco Electronics Group
6.000% due 10/1/2012	395,000	348,152

Verizon New York
6.875% due 4/1/2012	250,000	255,440

Viacom, Inc.
5.625% due 8/15/2012	1,000,000	875,574

Xilinx, Inc., Convertible
3.125% due 3/15/2037	500,000	349,375

Zions Bancorp
6.000% due 9/15/2015	1,700,000	1,216,801

Total Corporate Bonds		40,155,722

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2009 (Unaudited)

	Principal
	Amount	Value
BONDS - 97.1% (Continued)

Federal Agency Mortgage-Backed Securities - 5.8%
Fannie Mae
6.000% due 10/1/2037, Pool #88-8736	$880,393	$905,744
6.000% due 3/1/2038, Pool #25-7134	1,567,112	1,612,236

Ginnie Mae
7.000% due 5/15/2033, Pool #78-2071	111,643	119,591

Total Federal Agency Mortgage-Backed Securities		2,637,571

United States Government and Agency Issues - 2.2%
Fannie Mae
6.625% due 9/15/2009	15,000	15,440
4.000% due 11/9/2009	60,000	61,090

Federal Home Loan Banks
3.000% due 6/30/2009	85,000	85,501
4.100% due 10/28/2009	450,000	458,123
4.000% due 11/13/2009	35,000	35,651
4.250% due 11/13/2009	200,000	204,216

Freddie Mac
4.050% due 11/17/2009	30,000	30,573
4.500% due 11/18/2009 (c)	125,000	125,861

Total United States Government and Agency Issues		1,016,455

TOTAL BONDS (COST $48,958,481)		43,809,748

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2009 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 2.2%

Certificates of Deposit - 0.2%
Capital One Bank FSB
2.096% due 3/13/2009 (b)	$98,000	$98,002

Total Certificates of Deposit		98,002

United States Government Bills - 2.0%
United States Treasury Bills
0.493% due 8/27/2009	900,000	897,997

Total United States Government Bills		897,997

Variable-Rate Demand Notes - 0.0%
Corporate Central Credit Union, 0.147%	184	184

Total Variable-Rate Demand Notes		184

TOTAL SHORT-TERM INVESTMENTS (COST $995,985)		996,183

TOTAL INVESTMENTS - 99.4% (COST $50,065,258)		44,855,043

NET OTHER ASSETS AND LIABILITIES - 0.6%		249,994

NET ASSETS - 100.0%		$45,105,037

(a) Non-income producing security.
(b) Interest rate shown represents the current coupon rate at February 28, 2009.
(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(d) Zero coupon security.
(e) Security is fair valued.
(f) Security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(g) Lehman Brothers Holdings Inc. securities are currently in default. When a bond is in default its scheduled interest payments are not currently being paid, and there may be interest in arrears for previous unpaid interest income.

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2009 (Unaudited)

SECURITY VALUATION - Each Fund’s investments are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices) or, where market quotations are not readily available or are unreliable, at fair value as determined in good faith pursuant to procedures established by the Funds’ Board of Directors (the “Funds’ Board”). Market quotations for the common stocks in which the Funds invest are nearly always readily available; however, market quotations for debt securities are often not readily available. Fair values of debt securities are typically based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Debt securities with remaining maturities of 60 days or less are valued at amortized cost basis.

When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Pricing Policies and Procedures adopted by the Funds’ Board, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. Investments whose values are based on quoted market prices in active markets, and are therefore classified within level-1, include active listed equities and certain U.S. government obligations.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level-2. These include certain U.S. government obligations, most government agency securities, investment-grade corporate bonds, and less liquid listed equities. As level-2 investments include positions that are not traded in active markets valuations may be adjusted to reflect illiquidity.

Investments classified within level-3 have significant unobservable inputs, as they trade infrequently or not at all. Level-3 instruments include private placement and less liquid corporate debt securities. When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach, the income approach or, the cost approach) for which sufficient and reliable data is available. Within level-3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Fund in estimating the value of level-3 investments include the original transaction price and recent transactions in the same or similar instruments.

THOMPSON PLUMB FUNDS, INC.
THOMPSON PLUMB BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2009 (Unaudited)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2009:

Investments in Securities
Valuation Inputs
Level 1 – Quoted prices	$49,112
Level 2 – Other significant observable inputs	44,805,931
Level 3 – Significant unobservable inputs	-
Total	$44,855,043

At February 28, 2009, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$50,454,037
Unrealized appreciation	$1,663,964
Unrealized depreciation	$(7,262,958)
Net unrealized appreciation (depreciation)	$(5,598,994)

Item 2. Controls and Procedures

     (a) Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-Q, the Registrant’s management, including its principal executive and financial officers has concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the SEC's rules and forms.

     (b) Changes in Internal Control Over Financial Reporting. There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

     The following exhibits are attached to this Form N-Q:

Exhibit No.	Description of Exhibit
3(a)	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

3(b)	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 28th day of April, 2009.

THOMPSON PLUMB FUNDS, INC.

By:	/s/ John W. Thompson
John W. Thompson, President & CEO

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 28th day of April, 2009.

By:	/s/ John W. Thompson
John W. Thompson, President & CEO
(Principal Executive Officer)

By:	/s/ Penny M. Hubbard
Penny M. Hubbard, Chief Financial Officer
(Principal Financial Officer)

3